Financial Risk Factors and Risk Management - Designated Hedged Items in Interest Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL RISK FACTORS
Carrying amount	€ 13,668	€ 11,331
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in EUR
FINANCIAL RISK FACTORS
Notional amount	3,750
Carrying amount	3,707
Accumulated fair value adjustments in Other financial liabilities	25
Change in value used for calculating hedge ineffectiveness	25
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	0
Interest Rate Risk | Interest Rate Hedges | Fixed-Rate Borrowing in USD
FINANCIAL RISK FACTORS
Notional amount	545
Carrying amount	545
Accumulated fair value adjustments in Other financial liabilities	(38)
Change in value used for calculating hedge ineffectiveness	(11)
Accumulated amount of fair value hedge adjustments for hedged items ceased to be adjusted for hedging gains/losses	€ (28)